Intangible Assets	6 Months Ended
Jul. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
10	Intangible assets

	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Goodwill
Cost	5,901	6,091
Accumulated impairment	(5,901)	(6,091)
	-	-
Patents and licences
Cost	24,393	25,151
Accumulated amortisation and impairment	(3,623)	(3,489)
	20,770	21,662
Brands
Cost	12,303	12,032
Accumulated amortisation and impairment	(6,759)	(5,401)
	5,544	6,631
Software & Website
Cost	15,625	15,548
Accumulated amortisation and impairment	(15,542)	(15,548)
	83	-

Total intangible assets	26,397	28,293

(a) Movements in carrying amounts of intangible assets

	Goodwill NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Software & Website NZ $000’s	Total NZ $000’s
For the 6 months ended 31 July 2020
Balance at the beginning of the period	-	21,662	6,631	-	28,293
Additions	-	-	-	86	86
Amortisation expense	-	(228)	-	-	(228)
Impairment	-	-	(1,253)	-	(1,253)
Foreign exchange movements	-	(664)	166	(3)	(501)
Closing value at 31 July 2020	-	20,770	5,544	83	26,397

	Goodwill NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Software & Website NZ $000’s	Total NZ $000’s
For the 6 months ended 31 January 2020
Balance at the beginning of the period	-	24,202	8,229	-	32,431
Adjustments*	-	(2,310)	-	-	(2,310)
Amortisation expense	-	(589)	-	-	(589)
Impairment	-	-	(1,564)	-	(1,564)
Foreign exchange movements	-	359	(34)	-	325
Closing value at 31 January 2020	-	21,662	6,631	-	28,293

* During the second half of last year, a financial liability relating to a shareholder loan on the balance sheet of Frederick’s of Hollywood (FOH) on the acquisition of FOH Online Corp Inc. was de-recognised as the stock purchase agreement stipulated the transaction was debt free. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest which was NZ$0.2m.

(b) Impairment of goodwill

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of cash-generating unit (CGU)

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

United States	-	2,480
Impairment of goodwill	-	2,480

Impairment assumption

Goodwill on the merger of Naked Inc. was allocated to the Group’s operation in United States which is the cash generating unit (CGU) for the purpose of impairment testing. During the year ended 31 January 2020, goodwill was fully impaired resulting in a carrying value of $nil.

(c) Impairment of patents & licences

In the prior period, the Group fully impaired the carrying value of patents and licence acquired as part of the Naked merger and partially impaired the Fredericks of Hollywood (FOH) licence which was acquired on 8 December 2018 as part of the Stock Purchase Agreement with the shareholders of FOH Online Corp Inc.

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

FOH licence	-	1,914
Naked patents & licence	-	123
Impairment of patents & licences	-	2,037

Impairment assumptions

Management has determined the recoverable amount of the FOH licence asset by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. Management has prepared cash flow forecast for the remaining term of licence ownership, which is 48.5 years from 31 July 2020 (31 July 2019: 49.5 years). These calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the carrying value of the FOH licence does not exceed the fair value less costs to sell.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows:

Sales growth: 14% in FY2022 and 10% between FY2023 and FY2026

Net margin: 37% to 45% between FY2022 and FY2026

EBITDA margin: 16% to 29% between FY2022 to FY026

Post-tax discount rate (%): 10.5%

Long term sales growth rate beyond year 5 (%): 1.0%

(d) Impairment for indefinite-life brand intangibles

Brand intangible assets represent brands historically acquired by the Group and include Pleasure State, Davenport, Lovable and Naked.

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Pleasure State	1,253	-
Naked	-	2,130
Impairment for indefinite-lived brand intangibles	1,253	2,130

Impairment assumptions

Management has determined the recoverable amount of the indefinite-life brand assets by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third-party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of our impairment assessment is that the carrying value has exceeded the fair value less costs to sell by $1.3m. As such, the indefinite-lived brand assets have been partially impaired for the period ended 31 July 2020.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows:

Sales growth: 12% to 138% in FY2022 and 3% to 8% between FY2023 to FY2026 (31 January 2020: 2.5%)

Royalty rate: 5.0% (31 January 2020: 5.0%)

Cash flow - revenue forecast period: 5 years (31 January 2020: 5 years)

Post-tax discount rate (%) for US brands*: 0% (31 January 2020: 10.5%)

Post-tax discount rate (%) for NZ brands: 13.85% (31 January 2020: 11.75%)

Long term sales growth rate (%): 1% (31 January 2020: 2%)

The growth rate range is significantly higher in FY2022 to reflect that the Company is operating in a highly dynamic environment and the current period performance has been impacted by COVID-19 and the sales is estimated to grow to the levels more akin to those in FY2020.

*On 28 January 2020, Naked Brand Group Limited agreed to sell all of its rights, title and interest in the trademarks related to the “Naked” and “NKD” brands to Gogogo SRL for a consideration of US $0.6m. The Group therefore does not own a US brand.

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess indefinite-lived brand assets for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

The carrying amounts of the indefinite-lived brand intangible assets are sensitive to assumptions used in the impairment test calculations including the post-tax discount rate, long-term sales growth rate and sales forecast.

The table below illustrates the impact on the carrying value following changes in the following assumptions:-

NZ $000’s
- 33 basis points increase in discount rate	(164)
- 70 basis points decrease in long-term sales growth	(66)
- 500 basis points decrease in long-term sales forecast	(318)

(e)       Impairment of software

There is no further impairment charge relating to software (2019: $0.2m) as the carrying value was written down to $nil in the prior year.

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Software	-	202
Impairment of software	-	202